SUMMARY OF RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties		$ 85		¥ 835		¥ 596
Revenue from related parties		347,232	¥ 2,428,226	2,118,982	¥ 1,638,736
Research and development expenses		23,679	165,593	142,884	148,879
Selling and marketing expenses		39,708	277,681	211,173	214,610
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable from a related party		48,644		591,221		340,173
Other receivables from related parties				11,234		200
Amounts due to related parties				835		596
Purchase from related parties			9,763	30,690	26,341
Revenue from related parties		$ 316,711	2,214,789	1,819,098	1,292,880
Selling and marketing expenses			58,455	20,799	25,308
Interest income	[1]			1,902
Interest expense	[2]			485
Total				2,387
Related Party [Member] | Xiaomi [Member]
Related Party Transaction [Line Items]
Accounts receivable from a related party	[3]			591,221		304,078
Other receivables from related parties				100		200
Purchase from related parties	[3]			13,546	26,341
Revenue from related parties	[3]		2,174,895	1,752,246	1,292,880
Research and development expenses	[3]			273	716
Related Party [Member] | Xiaomi [Member] | Purchase Payable to Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[3]			835		596
Related Party [Member] | Xiaomi [Member] | Other Expenses Charged by Related Party [Member]
Related Party Transaction [Line Items]
Selling and marketing expenses	[4]				797
Related Party [Member] | Xiaomi [Member] | Commission Expenses Charged by Related Party [Member]
Related Party Transaction [Line Items]
Selling and marketing expenses	[4]		48,594	20,399	24,511
Related Party [Member] | Foshan Viomi [Member]
Related Party Transaction [Line Items]
Accounts receivable from a related party	[5]					36,095
Other receivables from related parties				11,134
Purchase from related parties	[5]		9,763	17,144
Revenue from related parties	[5]		39,894	66,852
Related Party [Member] | Foshan Viomi [Member] | Other Expenses Charged by Related Party [Member]
Related Party Transaction [Line Items]
Selling and marketing expenses	[6]		¥ 9,861	¥ 400

[1]	On July 1, 2024, the Company entered into a loan agreement with Foshan Viomi to lend USD20.0 million for its working capital needs with maturity date on November 20, 2028. The loan has a fixed interest rate of 4.0% per annum. The loan was fully collected from Foshan Viomi as of December 31, 2024.
[2]	On February 14, 2019, Guangdong Lizi entered into a loan agreement with Foshan Viomi to borrow RMB10.0 million. The loan has a fixed interest rate of 4.8% per annum. The loan was fully repaid by Guangdong Lizi on November 28, 2024.
[3]	The Group both sells water purifiers and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifiers and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials.
[4]	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group commission and technical service fees, also Xiaomi provides advertising and promotion service. The amount due from Xiaomi represents sales receivable net of commission, advertising and promotion service.
[5]	The Group purchases certain raw materials from Foshan Viomi and its subsidiaries. The Group also sells its own branded products to Foshan Viomi, and provides rental services, and other services to Foshan Viomi and its subsidiaries.
[6]	The Group’s related party provides transportation services, maintenance services, promotion services as well as installation services for the Group.